Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities
Net Loss	$ (5,380,270)	$ (1,337,347)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued for services	409,333	688,000
Depreciation and amortization	186,063	62,740
Loss on settlement of debt	0	81,887
Loss on extinguishment of debt	18,281	50,756
Loss on disposition of subsidiary	0	20,790
Loss on goodwill impairment	172,254	0
Gain on forgiveness of loan	(14,477)	0
Gain on bargain purchase	(91,870)	(52,583)
Financing expense	566,261	0
Gain on extinguishment of debt	(55,568)	0
Amortization of debt discount	412,170	51,343
Derivative expense	151,978	0
Loss on changes in fair value of derivative liabilities	1,332,661	(119,902)
Right-of-use asset/liability	7,830	0
Changes in operating assets & liabilities
Prepaid expenses	(7,561)	3,140
Inventory	7,256	2,744
Accounts payable and accrued liabilities	153,750	(10,983)
Related party advances	(2,396)	0
Deferred revenue	82,041	(6,430)
Net cash used by operating activities	(2,052,264)	(565,846)
Cash Flows from Investing Activities
Business acquisitions	(215,000)	(42,609)
Payments to related parties	0	(173,533)
Capital expenditures	(500,737)	(84,688)
Net cash used by investing activities	(715,737)	(300,830)
Cash Flows from Financing Activities
Proceeds from notes payable	122,766	0
Proceeds from convertible notes payable	1,200,000	725,499
Repayments related to payable due for business combinations	(15,000)	(30,000)
Repayments of convertible notes payable	(107,500)	0
Payment to note payable	(11,818)	(20,532)
Purchase of cancelled stock	0	(189,141)
Issuance of common stock	1,655,000	400,000
Net cash provided by financing activities	2,843,448	885,826
Increase in Cash	75,447	19,150
Cash at beginning of period	46,729	27,579
Cash (and equivalents) at end of period	122,176	46,729
Supplemental Cash Flow Information
Cash paid for interest	5,856	0
Cash paid for income taxes	0	0
Non-cash investing and financing activities:
Conversion of note payable to equity	1,427,707	0
Cancellation of outstanding shares in exchange cancellation of notes receivable - related party	0	157,773
Assets acquired in business combination through the issuance of stock	0	185,400
Acquisition payable from sellers due to acquisitions	0	45,000
Initial recognition of derivative liability as debt discount	732,416	178,692
Assets acquired on acquisition	$ 0	$ 428,747